Discontinued Operations (Predecessor) (Ziegler Healthcare Real Estate Funds)	12 Months Ended
Dec. 31, 2012
Ziegler Healthcare Real Estate Funds
Discontinued Operations
Discontinued Operations

Note 7—Discontinued Operations

        During the year ended December 31, 2012, Georgia 13 and Georgia 22 sold their real estate investment property. All income from discontinued operations is attributable to controlling interests.

        The following table summarizes operating income and gain on sale of the investment properties, and is included in discontinued operations on the combined statements of operations.

	Year Ended December 31,
	2012	2011
Rental revenue	$670,185	$1,487,797
Other	(2,128)	(6,042)

Total Revenue	668,057	1,481,755
Operational expenses	(223,949)	(289,200)
Depreciation and amortization	(279,505)	(450,011)
Interest expense*	(362,247)	(561,104)
Change in fair value derivative liability		84,001

(Loss) income from operations on discontinued investment properties	(197,644)	265,441
Gain on sale of investment properties	1,519,485	—

Total Discontinued Operations	$1,321,841	$265,441

*
The interest expense is attributable to the mortgage held by the investment property.